Concentration Of Sales And Segmented Disclosure (Details Narrative) (10K) - Number	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Concentration Of Sales And Segmented Disclosure
Number of operating segments	1	1